BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule of long-term bank loans should be repaid (Details)	Dec. 31, 2019 USD ($)
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
2020	$ 28,583,380
2021	311,670
2022	326,073
2023	341,142
2024	356,596
2025	$ 2,031,580